Transactions with related parties - Statements of comprehensive Income (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Transactions with related parties
Charter hire commissions	$ 987	$ 811
Executive services fee	291	291
Administrative services fee	60	60
Management fees	$ 3,281	$ 3,168